Expected Non-cancellable Undiscounted Operating Lease Payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 70,748	$ 48,590
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	17,540	10,985
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	42,460	28,977
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 10,748	$ 8,628